Putnam
Global
Growth
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

It is rare that we are able to report fiscal year results of the magnitude delivered by Putnam Global Growth Fund during the 12 months ended October 31, 1999. Pleased as we are by such numbers, we are moved to caution, almost unnecessarily, that such results should not be taken as a standard against which future performance is gauged.

In some measure, the results came as a consequence of a happy confluence of global equity market exuberance and investors' favor with the growth stocks in which your fund invests. At the same time, we cannot help but be gratified by the management team's skill in assembling a portfolio, stock by individual stock, that took maximum advantage of the opportunities that presented themselves.

In the following report, your fund's managers discuss their strategy during fiscal 1999, some of the fund's holdings that contributed to the results, and then provide a comment on their view of prospects for the fiscal year just recently begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 15, 1999


Report from the Fund Managers

Robert Swift
Lisa Svensson
Kelly A. Morgan
Manuel Weiss Herrero
David Santos

The year ended October 31, 1999, will long be remembered by growth-oriented investors as a tremendous time of change and opportunity. The close of Putnam Global Growth Fund's fiscal year capped a rewarding period as investors all over the world gravitated to the growth potential of many of the companies we favor.

Backed by our disciplined and research-oriented investment process of stock-by-stock analysis, solid stock selection in rapidly growing areas of the global economy helped your fund post strong returns relative to the Morgan Stanley Capital International All-Country World Free Index as well as its Lipper peers (please see page 3). For the year through October 31, 1999, the index returned 26.02%.

Total return for 12 months ended 10/31/99

     Class A         Class B          Class C          Class M
   NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
-------------------------------------------------------------------------
   41.04%  32.94%  40.00%  35.00%   39.93%  38.93%   40.34%  35.37%
-------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.


* TELECOMMUNICATIONS, TECHNOLOGY FOCUS PROVES VALUABLE

Our emphasis on many key technology companies in the U.S., Japanese and British markets proved to be the driving force behind the fund's performance. Within the vast and diverse sector of technology, however, we did reduce the fund's holdings in the European information technology service companies that had once been significant parts of the portfolio. After reviewing these companies, we concluded their future growth would be much slower than expected. One exception, though, is Logica of the United Kingdom. Logica has begun to differentiate itself from its industry peers by selling short messaging software, a service that is becoming increasingly popular with mobile phone operators.


[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United States           49.3%

Japan                   15.2%

United Kingdom          13.1%

France                   7.3%

Finland                  2.9%

Footnote reads:
*Based on net assets as of 10/31/99. Holdings will vary over time.


From the United States to China, surging cellular subscriptions, the rising importance of data over voice communications resulting from the exponential growth of the Internet, and the development of new-generation wireless technology and products are all having a profound impact on people's daily lives. These factors have led not only to the astounding growth of telecommunications-related companies but also to a frenetic pace of industrial consolidation.

The fund holds substantial investments in companies that are building the backbone of the world's data and voice communications networks or that are providing the equipment, such as those ubiquitous cellular handsets. Companies such as Vodafone AirTouch, Energis, and Colt Telecom of the United Kingdom, Matsushita Communications of Japan, QUALCOMM in the United States, and Mannesmann of Germany are all rapidly growing global leaders in infrastructure and equipment.

Vodafone and Mannesmann have also been the direct beneficiaries of consolidation through acquisitions over the past year that have added to their subscriber bases and their global presence. (Following the close of the fund's fiscal period, Vodafone made a hostile bid for Mannesmann at a significant premium to Mannesmann's market value. This development quickly followed Mannesmann's recent takeover of Vodafone's U.K. rival, Orange.)

The AirTouch acquisition gave Vodafone a presence in the western United States while the company's relationship with Bell Atlantic has helped it gain a foothold in the east. Mannesmann, meanwhile, added to its formidable fixed and cellular franchise when it purchased the fixed and cellular businesses of Olivetti, following that company's highly publicized acquisition of Telecom Italia.

An important holding for the fund for some time has been the world's leading cellular handset manufacturer, Nokia of Finland. In what has become a routine event, the company recently reported 38% year-over-year net income growth in its third quarter and it continued to confound its competitors with its commanding market share as well as its innovative development of new cellular technologies. Related to Nokia's growth is also the success of the French company, STMicroelectronics, which is Nokia's leading supplier of microprocessors. Like many other chip-producers, STMicroelectronics benefited from the turnaround in semiconductor prices as a result of shrinking supply and surging demand. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


Putnam Global Growth Fund's class A shares were ranked in the top quartile Lipper for the 1-year period ended October 31, 1999. The fund ranked in the top 10%, or 23 out of 238 global funds ranked.

Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 19 out of 92 funds (21%) for the five-year period and 3 out of 21 (14%) for the 10-year period.


* JAPAN TAKES LEAD IN NEW COMMUNICATIONS TECHNOLOGIES

Among the leaders in the development of communications technology is Japan, which boasts one of the world's largest cellular markets -- about 37 mobile subscribers per 100 people. The country is at the forefront of the next generation of mobile technology, IMT-2000, and according to Japanese government figures, ranks just behind the United States in Internet subscribers with an expected 20 million this year.


The potential of Internet-related businesses is only just beginning to be realized

According to Nua Internet Surveys, an Internet research company, there are more than 200 million people online in the world today. This number is expected to grow exponentially as more people embrace this relatively low cost and virtually limitless medium. Your fund takes advantage of this growth through companies around the world that are building the infrastructure, content, and capabilities of the Internet and e-commerce. With the nascent growth of wireless technologies as additional ways to utilize the Internet, it is not surprising how much attention Internet-related companies receive from investors. We believe there is still ample potential to find Internet-related companies with strong business models, large market shares, and exceptional rates of revenue growth.


One of the fund's key holdings is NTT DoCoMo (NTT Mobile Communications Network), which was spun off from its parent NTT earlier this year. NTT DoCoMo is a cutting-edge provider of data transmission over cellular networks, which is considered to be a precursor to the way cellular phones will be used in the future. Every time a user sends a data message such as a request for dinner reservations or for the purchase of theater tickets, the company collects a fee. We believe the company is capable of producing double-digit earnings gains over time as it continues to add to its significant market share.

Complementing the growth of NTT DoCoMo's market are the products of Hikari Tsushin, one of the largest distributors of cellular phones in Japan. The company has grown with the rise of cellular subscriptions, especially following the development of data transmission technology. Hikari Tsushin is also benefiting from its presence in satellite TV systems and cable set-top boxes as well as its position as a leading provider of Internet infrastructure to small and midsize businesses.

* NETWORKING, SELECTED "PURE-PLAY" INTERNET HOLDINGS BOOST PERFORMANCE

The fund also has substantial investments in companies that make the Internet work or in selected "pure-play" Internet companies with dominant brands. Cisco Systems of the United States has long been the leader in the networking equipment industry and has recorded consistently strong earnings growth. Another strong U.S. performer related to networking was Juniper Networks, which develops hardware and software for router systems. Juniper recently reported quarter-to-quarter revenue growth of 68%.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp
United States
Computer services and software

Oy Nokia AB Class A
Finland
Telecommunications

General Electric Co.
United States
Electronics and electrical equipment

Vodafone Group PLC
United Kingdom
Telecommunications

Bristol-Myers Squibb Co.
United States
Pharmaceuticals

NTT Mobile Communications
Japan
Telecommunications

Intel Corp.
United States
Electronics and electrical equipment

Citigroup, Inc.
United States
Insurance and finance

Colt Telecom Group PLC
United Kingdom
Telecommunications

Cisco Systems, Inc.
United States
Business equipment and services

Footnote reads:
These holdings represent 24.8% of the fund's net assets as of 10/31/99. Portfolio holdings will vary over time.


Well known Internet portal Yahoo! has also become a key holding for the fund. The company's revenue, operating margin, and net profits all exceeded Wall Street estimates for the third quarter. Yahoo! continues to gain share in terms of page views and Internet advertising revenues. Softbank of Japan has also become a dominant player in the Internet, both in the United States and Japan, through its investments in businesses that are capturing the astounding growth of key areas of electronic commerce.

* DRUGS, FINANCIALS OFFER RENEWED OPPORTUNITY

Outside of technology, we raised the fund's weighting in pharmaceutical and biotech companies, particularly in the United States, while maintaining some of our favorite positions in Europe and Japan. The stock prices of biotechnology companies have enjoyed a renaissance this year and pharmaceutical stocks have begun to come back after concerns about possible U.S. Medicare reform began to fade. We believe U.S. pharmaceutical and biotech companies have better product pipelines than many analysts realize and, given strong expected prescription growth, we are optimistic about their earnings growth prospects.

We have also raised the fund's weighting in financial stocks, particularly those that focus on the gathering and managing of assets. Companies such as Citigroup, American Express, and Charles Schwab have all found innovative ways to meet the public's growing demand for comprehensive financial services. Financial stocks have also benefited from the recent passage of the financial services reform legislation in the United States.

* OUTLOOK: TECHNOLOGY WILL REMAIN MAJOR FOCUS

As always, in evaluating high-quality large-capitalization companies from around the world, we will maintain our company-by-company, research-driven strategy of selecting individual stocks. Going forward, we may increase the fund's U.S. positions as we search for companies in a variety of growing industries that offer better business models and higher growth rates than their peers located outside the United States. Within the industries and companies we have discussed in this report, we anticipate maintaining holdings in technologically-related areas, since many of these companies have demonstrated strong fundamental growth characteristics. Within technology, we have also begun to find many attractive opportunities among software companies that derive a good deal of their growth from the expansion of the Internet.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Growth Fund is designed for investors seeking capital appreciation through a globally diversified equity portfolio.




TOTAL RETURN FOR PERIODS ENDED 10/31/99

                       Class A            Class B           Class C           Class M
(inception dates)      (9/1/67)          (4/27/92)          (2/1/99)          (3/1/95)
                     NAV      POP      NAV      CDSC      NAV     CDSC      NAV      POP
-------------------------------------------------------------------------------------------
1 year               41.04%   32.94%   40.00%   35.00%    39.93%  38.93%    40.34%   35.37%
-------------------------------------------------------------------------------------------
5 years             127.57   114.38   119.06   117.06    119.09  119.09    121.73   114.05
Annual average       17.87    16.48    16.98    16.77     16.98   16.98     17.26    16.44
-------------------------------------------------------------------------------------------
10 years            262.70   241.95   235.91   235.91    236.21  236.21    244.21   232.22
Annual average       13.75    13.08    12.88    12.88     12.89   12.89     13.16    12.76
-------------------------------------------------------------------------------------------
Annual average
(life of fund)       11.48    11.28    10.44    10.44     10.65   10.65     10.72    10.06
-------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/99

                               MSCI
                         All-Country World        Consumer
                            Free Index*          price index
-------------------------------------------------------------------
1 year                        26.02%                2.69%
-------------------------------------------------------------------
5 years                      106.70                12.51
Annual average                15.63                 2.39
-------------------------------------------------------------------
10 years                     190.81                33.92
Annual average                11.27                 2.96
-------------------------------------------------------------------
Annual average
(life of fund)                   --                 5.14
-------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The index did not exist at the time of the fund's inception.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 10/31/89

                                      MSCI All-Country
                     Fund's class A      World Free       Consumer price
Date                  shares at POP         Index             index

10/31/89                  9,425            10,000            10,000
10/31/90                  9,301             8,926            10,629
10/31/91                 10,837            10,458            10,939
10/31/92                 10,673            10,033            11,290
10/31/93                 13,835            12,867            11,600
10/31/94                 15,027            14,069            11,903
10/31/95                 15,874            15,183            12,237
10/31/96                 18,429            17,590            12,604
10/31/97                 21,452            20,416            12,866
10/31/98                 24,246            23,076            13,041
10/31/99                $34,195           $29,081           $13,392

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B or class C shares would have been valued at $33,591 and $33,621, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $34,421 ($33,222 at public offering price). See first page of performance section for performance calculation method.




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 10/31/99

                         Class A         Class B        Class C        Class M
-----------------------------------------------------------------------------------
Distributions (number)      1               1              0              1
-----------------------------------------------------------------------------------
Income                   $0.048            $--            $--            $--
-----------------------------------------------------------------------------------
Capital gains
  Long-term               0.323           0.323            --           0.323
-----------------------------------------------------------------------------------
  Short-term                --              --             --             --
-----------------------------------------------------------------------------------
  Total                  $0.371          $0.323            --          $0.323
-----------------------------------------------------------------------------------
Share value:           NAV     POP         NAV            NAV        NAV     POP
-----------------------------------------------------------------------------------
10/31/98              $11.01  $11.68     $10.59           $--       $10.90   $11.30
-----------------------------------------------------------------------------------
2/1/99*                  --      --        --            12.97         --       --
-----------------------------------------------------------------------------------
10/31/99               15.07   15.99      14.43          14.98       14.90    15.44
-----------------------------------------------------------------------------------

 *Inception date of class C shares.





TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                       Class A            Class B           Class C           Class M
(inception dates)      (9/1/67)          (4/27/92)          (2/1/99)          (3/1/95)
                     NAV      POP      NAV      CDSC      NAV     CDSC      NAV      POP
-------------------------------------------------------------------------------------------
1 year               35.75%   27.97%   34.73%   29.73%    34.68%   33.68%   34.98%   30.23%
-------------------------------------------------------------------------------------------
5 years             113.16   100.99   105.02   103.02    105.17   105.17   107.59   100.28
Annual average       16.34    14.98    15.44    15.22     15.46    15.46    15.73    14.90
-------------------------------------------------------------------------------------------
10 years            219.37   201.00   195.38   195.38    195.99   195.99   203.00   192.40
Annual average       12.31    11.65    11.44    11.44     11.46    11.46    11.72    11.33
-------------------------------------------------------------------------------------------
Life of fund
Annual average       11.22    11.02    10.18    10.18     10.39    10.39    10.46    10.34
-------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or class C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) All-Country World Free Index is an unmanaged list of global equity securities available to non-domestic investors, with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended October 31, 1999

The Board of Trustees and Shareholders
Putnam Global Growth Fund

We have audited the accompanying statement of assets and liabilities of Putnam Global Growth Fund, including the fund's portfolio, as of October 31, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the years in the four-year period ended October 31, 1998 were audited by other auditors whose report dated December 10, 1998 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Global Growth Fund as of October 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year or period then ended, in conformity with generally accepted accounting principles.
                                                            KPMG LLP

Boston, Massachusetts
December 7, 1999



The fund's portfolio
October 31, 1999

COMMON STOCKS (97.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Canada (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,004,907  Nortel Networks Corp. (NON)                                                            $   61,867,210

Finland (2.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,690,734  Oy Nokia AB Class A                                                                       193,903,080

France (7.3%)
--------------------------------------------------------------------------------------------------------------------------
            390,126  Axa S.A.                                                                                   55,140,955
            424,759  Carrefour Supermarche S.A.                                                                 78,794,494
            230,457  Castorama Dubois                                                                           69,178,398
             65,770  L'OREAL                                                                                    43,984,543
             84,654  LVMH                                                                                       25,607,666
          1,346,470  Sanofi-Synthelabo S.A. (NON)                                                               59,534,575
            704,867  STMicroelectronics                                                                         62,034,640
            200,191  Television Francaise I                                                                     62,878,392
            203,756  Total S.A. Class B                                                                         27,596,509
                                                                                                            --------------
                                                                                                               484,750,172

Germany (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            395,055  Mannesmann AG                                                                              62,250,002

Hong Kong (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         13,271,000  China Telecom Ltd. (NON)                                                                   45,446,875

India (--%)
--------------------------------------------------------------------------------------------------------------------------
                250  Larsen & Toubro Ltd. GDR (NON)                                                                  2,297
                 50  State Bank of India Ltd. (NON)                                                                    286
                                                                                                            --------------
                                                                                                                     2,583

Ireland (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,163,537  CRH PLC (NON)                                                                              22,013,306

Italy (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,772,580  Alleanza Assicurazioni SpA                                                                 38,530,340
            782,900  Banca Popolare di Brescia SpA                                                              33,213,358
          4,312,700  Mediaset SpA                                                                               43,137,609
          3,848,200  Mediolanum SpA                                                                             31,352,902
                                                                                                            --------------
                                                                                                               146,234,209

Japan (15.2%)
--------------------------------------------------------------------------------------------------------------------------
            254,700  Aiful Corp.                                                                                39,621,087
            159,200  Fujitsu Support and Services Inc. 144A                                                     44,791,251
            106,200  Hikari Tsushin, Inc.                                                                       85,559,647
            451,200  Itoen, Ltd.                                                                                46,359,140
                520  KAO Corp. (NON)                                                                                15,879
            119,400  Keyence Corp.                                                                              32,045,618
            413,000  Matsushita Communication Industrial Co., Ltd.                                              69,481,096
            561,000  Murata Manufacturing Co., Ltd.                                                             72,185,533
         11,544,000  Nikko Securities Co., Ltd. (NON)                                                          108,633,782
              6,146  NTT Mobile Communications                                                                 163,476,312
            199,000  Rohm Co., Ltd.                                                                             44,714,815
            171,200  Ryohin Keikaku Co., Ltd.                                                                   32,977,460
            397,000  Seven-Eleven Japan Co., Ltd.                                                               36,406,287
          1,990,000  Sharp Corp.                                                                                31,720,766
            266,000  Shimamura Co., Ltd.                                                                        38,313,816
             38,500  Shohkoh Fund & Co., Ltd.                                                                   23,586,522
            132,700  Softbank Corp.                                                                             55,174,871
            796,000  Takeda Chemical Industries                                                                 45,784,913
            530,600  Tokyo Electron Ltd.                                                                        44,123,265
                                                                                                            --------------
                                                                                                             1,014,972,060

Netherlands (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            583,900  Aegon N.V. (NON)                                                                           54,004,035
            688,940  ASM Lithography Holding N.V. (NON)                                                         48,724,179
            610,400  Randstad Holding N.V.                                                                      31,010,029
                                                                                                            --------------
                                                                                                               133,738,243

Portugal (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,366,800  Banco Comercial Portugues, S.A.                                                            38,579,461

Sweden (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,301,492  Hennes & Mauritz AB Class B                                                                34,685,499
          1,738,300  Skandia Forsakrings AB                                                                     38,799,920
                                                                                                            --------------
                                                                                                                73,485,419

Switzerland (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             14,243  Julius Baer Holdings AG                                                                    42,929,368

United Kingdom (13.1%)
--------------------------------------------------------------------------------------------------------------------------
             60,201  British Telecommunications PLC ADR                                                          1,092,072
          2,720,300  Capita Group PLC                                                                           35,998,804
          4,179,700  Colt Telecom Group PLC                                                                    124,983,651
          2,176,200  Dixons Group PLC                                                                           38,564,967
          1,859,700  Energis PLC (NON)                                                                          59,339,492
            904,300  Energis PLC ADR                                                                            28,854,494
          2,788,400  Logica PLC                                                                                 42,652,731
          5,247,096  Misys PLC                                                                                  43,818,562
          4,471,900  Next PLC                                                                                   48,188,141
          3,556,300  Orange PLC ADR (NON)                                                                       88,686,878
          2,347,300  Prudential Corp. PLC                                                                       36,831,544
          3,733,100  SEMA Group PLC                                                                             48,787,893
          3,967,600  Smithkline Beecham PLC ADR                                                                 51,135,133
          8,341,800  Telewest Communications PLC (NON)                                                          35,688,304
            758,345  Telewest Communications PLC Rights
                       (expiration date 11/18/99) (NON)                                                            685,654
         38,748,140  Vodafone Group PLC                                                                        180,265,531
            505,200  WPP Group PLC                                                                               5,486,472
                                                                                                            --------------
                                                                                                               871,060,323

United States (49.3%)
--------------------------------------------------------------------------------------------------------------------------
            517,500  America Online, Inc. (NON)                                                                 67,113,281
            690,000  American Express Co.                                                                      106,260,000
            826,025  American International Group, Inc.                                                         85,028,948
            916,100  Amgen, Inc.                                                                                73,058,975
            756,400  Applied Materials, Inc. (NON)                                                              67,934,175
          2,477,284  AT&T Corp.                                                                                 98,317,209
            311,200  Biogen, Inc. (NON)                                                                         23,067,700
          2,163,000  Bristol-Myers Squibb Co.                                                                  166,145,438
          1,685,250  Cisco Systems, Inc. (NON)                                                                 124,708,500
          2,481,450  Citigroup, Inc.                                                                           134,308,481
            567,600  Clear Channel Communications, Inc. (NON)                                                   45,620,850
            690,000  Comcast Corp. Class A                                                                      29,066,250
          1,224,458  CVS Corp.                                                                                  53,187,394
          1,486,200  Dell Computer Corp.                                                                        59,633,775
            530,800  EMC Corp. (NON)                                                                            38,748,400
            875,800  Enron Corp.                                                                                34,977,263
          1,078,300  Estee Lauder Cos. Class A                                                                  50,275,738
            505,700  Fannie Mae                                                                                 35,778,275
            331,700  Fifth Third Bancorp                                                                        24,483,606
          1,509,020  Firstar Corp.                                                                              44,327,463
            437,700  Genentech, Inc.                                                                            63,794,775
          1,406,600  General Electric Co.                                                                      190,682,213
            867,200  Home Depot, Inc. (The)                                                                     65,473,600
          1,791,400  Intel Corp.                                                                               138,721,538
          1,114,700  Johnson & Johnson                                                                         116,764,825
            336,800  Juniper Networks, Inc. (NON)                                                               92,830,500
          1,273,900  Lucent Technologies, Inc.                                                                  81,848,075
          2,561,100  Microsoft Corp.                                                                           237,061,819
            411,200  Omnicom Group, Inc.                                                                        36,185,600
            312,300  QUALCOMM, Inc.                                                                             69,564,825
          2,189,500  Schering-Plough Corp.                                                                     108,380,250
          2,127,700  Schwab (Charles) Corp.                                                                     82,847,319
            159,200  SMC Corp.                                                                                  26,890,038
            504,000  Solectron Corp.                                                                            37,926,000
            677,100  Sprint PCS (NON)                                                                           56,156,981
            875,400  Sun Microsystems, Inc.                                                                     92,628,263
            750,100  Texas Instruments, Inc.                                                                    67,321,475
          1,566,200  TJX Cos., Inc. (The)                                                                       42,483,175
            995,200  Viacom, Inc. Class B                                                                       44,535,200
          2,081,800  Wal-Mart Stores, Inc.                                                                     118,012,038
            583,900  Warner-Lambert Co.                                                                         46,602,631
            623,400  Yahoo!, Inc.                                                                              111,627,572
                                                                                                            --------------
                                                                                                             3,290,380,433
                                                                                                            --------------
                     Total Common Stocks (cost $4,683,918,934)                                              $6,481,612,744

PREFERRED STOCKS (0.4%) (a) (cost $26,340,032)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            141,430  Marschollek, Lautenschlaeger und Partner AG DEM $3.05 pfd.                             $   29,887,978

SHORT-TERM INVESTMENTS (2.0%) (a) (cost $130,953,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
       $130,953,000  Interest in $545,691,000 joint repurchase agreement dated
                       October 29, 1999 with Morgan (J.P.) & Co., Inc. due
                       November 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $131,009,746 for an effective yield of 5.20%                                         $  130,953,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $4,841,211,966) (b)                                            $6,642,453,722
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,668,559,715.

  (b) The aggregate identified cost on a tax basis is $4,889,879,585, resulting in gross unrealized appreciation and depreciation of $1,809,093,731 and $56,519,594, respectively, or net unrealized appreciation of $1,752,574,137.

(NON) Non-income-producing security.

(POR) Banca Popolare di Brescia SpA is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts and Global Depositary
      Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at October 31, 1999 (as a percentage of net assets):

         Telecommunications                       20.9%
         Insurance and finance                    15.9
         Computer services and software           13.0
         Electronics and electrical equipment     12.6

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
October 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,841,211,966) (Note 1)                                        $6,642,453,722
-----------------------------------------------------------------------------------------------
Cash                                                                                  6,892,200
-----------------------------------------------------------------------------------------------
Foreign cash                                                                            789,022
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     3,233,211
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               10,597,468
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      123,097,961
-----------------------------------------------------------------------------------------------
Total assets                                                                      6,787,063,584

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     96,946,451
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,049,604
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          9,676,425
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              911,646
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            22,599
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,100
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,597,343
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  296,701
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   118,503,869
-----------------------------------------------------------------------------------------------
Net assets                                                                       $6,668,559,715

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $4,102,145,695
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (34,223,643)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                              800,686,030
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      1,799,951,633
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $6,668,559,715

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,254,992,830 divided by 282,302,546 shares)                                           $15.07
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.07)*                                  $15.99
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,072,050,222 divided by 143,623,578 shares)**                                         $14.43
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($19,269,138 divided by 1,286,049 shares)**                                              $14.98
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($76,536,756 divided by 5,135,693 shares)                                                $14.90
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.90)*                                  $15.44
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($245,710,769 divided by 16,033,588 shares)                                              $15.32
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended October 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,101,330)                                     $   35,162,161
-----------------------------------------------------------------------------------------------
Interest                                                                              3,395,161
-----------------------------------------------------------------------------------------------
Total investment income                                                              38,557,322

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     35,860,456
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       10,870,722
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        61,186
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         33,252
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 8,813,173
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                19,620,280
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    69,328
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   481,800
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 175,319
-----------------------------------------------------------------------------------------------
Registration fees                                                                        41,323
-----------------------------------------------------------------------------------------------
Auditing                                                                                 27,867
-----------------------------------------------------------------------------------------------
Legal                                                                                    31,491
-----------------------------------------------------------------------------------------------
Postage                                                                                 627,813
-----------------------------------------------------------------------------------------------
Other                                                                                   542,215
-----------------------------------------------------------------------------------------------
Total expenses                                                                       77,256,225
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,501,234)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         75,754,991
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (37,197,669)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    830,666,620
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       1,280,686
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             514,757
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                   (1,194,334)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                        1,128,977,624
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           1,960,245,353
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,923,047,684
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                                      Year ended October 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (37,197,669) $  (13,903,582)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       832,462,063     154,948,642
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                  1,127,783,290     400,487,961
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              1,923,047,684     541,533,021
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (12,641,971)    (55,521,899)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (24,067,329)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (740,570)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (427,765)     (1,101,259)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (85,069,926)   (427,627,489)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (52,122,170)   (279,693,689)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,534,321)     (7,129,800)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (1,818,004)     (7,589,027)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   170,921,093     606,332,642
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      1,940,354,620     344,394,601

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 4,728,205,095   4,383,810,494
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income and undistributed
net investment income of $34,223,643 and
$12,854,506, respectively)                                                       $6,668,559,715  $4,728,205,095
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.01           $12.00           $11.10           $10.13            $9.92
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.05)(b)           --(b)           .04(b)           .09(b)           .09
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  4.48             1.23             1.68             1.47              .43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                4.43             1.23             1.72             1.56              .52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.05)            (.26)            (.27)            (.18)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.32)           (1.96)            (.55)            (.41)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.37)           (2.22)            (.82)            (.59)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.07           $11.01           $12.00           $11.10           $10.13
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              41.04            13.02            16.40            16.10             5.64
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $4,254,993       $2,882,999       $2,628,933       $2,186,426       $1,689,656
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.10             1.18             1.24             1.27             1.28
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.39)            (.01)             .31              .84             1.05
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             165.64           162.35           154.98            72.88            63.31
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                          Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.59           $11.62           $10.78            $9.86            $9.74
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.14)(b)         (.08)(b)         (.05)(b)          .01(b)           .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  4.30             1.18             1.64             1.43              .40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                4.16             1.10             1.59             1.44              .43
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.17)            (.20)            (.11)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.32)           (1.96)            (.55)            (.41)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.32)           (2.13)            (.75)            (.52)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $14.43           $10.59           $11.62           $10.78            $9.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              40.00            12.13            15.54            15.25             4.80
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,072,050       $1,732,139       $1,664,215       $1,327,246         $975,794
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.85             1.93             1.99             2.02             2.04
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                           (1.14)            (.75)            (.45)             .09              .29
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             165.64           162.35           154.98            72.88            63.31
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                         February 1, 1999+
operating performance                                                                                               to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $12.97
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (b)                                                                                         (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    2.01
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $14.98
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  15.50*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $19,269
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                1.38*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss loss
to average net assets (%)                                                                                                (.83)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 165.64
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                           March 1, 1995+
operating performance                                                         Year ended October 31                 to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.90           $11.90           $11.05           $10.09            $8.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.11)(b)         (.06)(b)         (.02)(b)          .03(b)           .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  4.43             1.22             1.66             1.47             1.22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                4.32             1.16             1.64             1.50             1.23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.20)            (.24)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.32)           (1.96)            (.55)            (.41)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.32)           (2.16)            (.79)            (.54)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $14.90           $10.90           $11.90           $11.05           $10.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              40.34            12.48            15.72            15.54            13.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $76,537          $50,700          $43,662          $24,179           $5,853
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.60             1.68             1.74             1.80             1.23*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.89)            (.50)            (.21)             .32              .17*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             165.64           162.35           154.98            72.88            63.31
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.20           $12.17           $11.24           $10.25           $10.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.02)(b)          .03(b)           .08(b)           .12(b)           .09
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  4.54             1.25             1.70             1.48              .47
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                4.52             1.28             1.78             1.60              .56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.08)            (.29)            (.30)            (.20)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.32)           (1.96)            (.55)            (.41)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.40)           (2.25)            (.85)            (.61)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.32           $11.20           $12.17           $11.24           $10.25
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              41.19            13.35            16.75            16.39             6.00
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $245,711          $62,367          $47,000          $66,708          $42,582
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .85              .93              .99             1.02             1.06
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.13)             .24              .69             1.09             1.20
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             165.64           162.35           154.98            72.88            63.31
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)



Notes to financial statements
October 31, 1999

Note 1
Significant accounting policies

Putnam Global Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.

The fund offers class A, class B, class C, class M and class Y shares. Effective February 1, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 1999, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, foreign taxes and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1999, the fund reclassified $3,189,256 to decrease distributions in excess of net investment income and $609,240 to increase paid-in-capital, with an decrease to accumulated net realized gains of $3,798,496. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1999, fund expenses were reduced by $1,501,234 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,650 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $639,667 and $21,714 from the sale of class A and class M shares, respectively and received $2,029,627 and $6,569 in contingent deferred sales charges from redemptions of class B and class C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $9,021 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $9,316,076,020 and $9,298,959,005, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     93,924,759    $ 1,228,849,004
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,629,169         93,152,893
-----------------------------------------------------------------------------
                                               101,553,928      1,322,001,897

Shares
repurchased                                    (81,005,561)    (1,056,235,434)
-----------------------------------------------------------------------------
Net increase                                    20,548,367    $   265,766,463
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     67,632,824       $765,441,417
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   48,094,524        460,264,719
-----------------------------------------------------------------------------
                                               115,727,348      1,225,706,136

Shares
repurchased                                    (72,999,084)      (818,734,753)
-----------------------------------------------------------------------------
Net increase                                    42,728,264       $406,971,383
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,374,239      $ 400,904,692
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,156,972         48,885,999
-----------------------------------------------------------------------------
                                                36,531,211        449,790,691

Shares
repurchased                                    (56,458,220)      (706,424,289)
-----------------------------------------------------------------------------
Net decrease                                   (19,927,009)     $(256,633,598)
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,103,540       $347,176,136
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   30,698,837        284,271,233
-----------------------------------------------------------------------------
                                                62,802,377        631,447,369

Shares
repurchased                                    (42,493,698)      (459,737,498)
-----------------------------------------------------------------------------
Net increase                                    20,308,679       $171,709,871
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                              (commencement of operations) to
                                                             October 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,355,459        $17,881,229
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,355,459         17,881,229

Shares
repurchased                                        (69,410)          (924,256)
-----------------------------------------------------------------------------
Net increase                                     1,286,049        $16,956,973
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,899,037        $49,882,997
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      121,972          1,478,302
-----------------------------------------------------------------------------
                                                 4,021,009         51,361,299

Shares
repurchased                                     (3,535,004)       (45,298,074)
-----------------------------------------------------------------------------
Net increase                                       486,005        $ 6,063,225
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,198,969        $24,442,916
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      789,181          7,505,074
-----------------------------------------------------------------------------
                                                 2,988,150         31,947,990

Shares
repurchased                                     (2,006,965)       (22,548,855)
-----------------------------------------------------------------------------
Net increase                                       981,185        $ 9,399,135
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,118,267       $174,297,460
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      181,284          2,245,769
-----------------------------------------------------------------------------
                                                13,299,551        176,543,229
Shares
repurchased                                     (2,836,139)       (37,775,199)
-----------------------------------------------------------------------------
Net increase                                    10,463,412       $138,768,030
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,546,489        $29,156,167
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      895,004          8,690,286
-----------------------------------------------------------------------------
                                                 3,441,493         37,846,453
Shares
repurchased                                     (1,733,001)       (19,594,200)
-----------------------------------------------------------------------------
Net increase                                     1,708,492        $18,252,253
-----------------------------------------------------------------------------

Note 5
Change in independent accountants
(Unaudited)

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent accountants and voted to appoint KPMG LLP for the fund's fiscal year ended October 31, 1999. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through July 14, 1999, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $476,420,562 as capital gain, for its taxable year ended October 31, 1999.

The fund has designated 4.90% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

KPMG LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Robert Swift
Vice President and Fund Manager

Kelly A. Morgan
Vice President and Fund Manager

Lisa Svensson
Vice President and Fund Manager

Manuel Weiss Herrero
Vice President and Fund Manager

David Santos
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Global Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN006 56794 005/882/907/513 12/99


PUTNAM INVESTMENTS                                         SCALE LOGO OMITTED
-----------------------------------------------------------------------------
Putnam Global Growth Fund
Supplement to Annual Report dated 10/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return:                                    NAV

Six months ended 10/3199                        16.24%
One year ended 10/31/99                         41.19
Life of class (since 6/15/94)                  143.65
Annual average                                  18.00

-----------------------------------------------------------------------------

Share value:                                     NAV

10/31/98                                       $11.20
10/31/99                                        15.32
-----------------------------------------------------------------------------

Distributions:     No.      Income      Capital gains       Total
                    1       $.076          $.323           $.395
-----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.